INVESCO SPECIALTY FUNDS, INC.
                      INVESCO Worldwide Communications Fund

                 Supplement to Prospectus dated December 1, 1998


Effective July 30, 1999, the name of INVESCO Worldwide Communications Fund will change to INVESCO Telecommunications Fund. All references in this Prospectus to INVESCO Worldwide Communications Fund are hereby deleted and substituted with INVESCO Telecommunications Fund.

The date of this Supplement is July 30, 1999.

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                          INVESCO SPECIALTY FUNDS, INC.
                      INVESCO Worldwide Communications Fund

                Supplement to Statement of Additional Information
                             Dated December 1, 1998


Effective July 30, 1999, the name of INVESCO Worldwide Communications Fund will change to INVESCO Telecommunications Fund. All references in this Statement of Additional Information to INVESCO Worldwide Communications Fund are hereby deleted and substituted with INVESCO Telecommunications Fund.


The date of this Supplement is July 30, 1999.